Net Financial Income/(Loss) - Summary Of Details About Other Finance Income Expense Net (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Text Block [Abstract]
Exchange differences - Gains	€ 344,721	€ 258,109
Exchange differences - Losses	(6,426,829)	0
Total	€ (6,082,108)	€ 258,109	€ 1,026,204	€ (69,715)	[1]	€ (102,994)	[1]
Total			€ 1,026,204	€ (69,715)		€ (102,994)

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 6.